Organization and Nature of Operations (Details)	3 Months Ended		12 Months Ended			1 Months Ended		3 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Nov. 18, 2012 USD ($)	Nov. 18, 2012 CNY	Apr. 20, 2014 Subsequent Event [Member] USD ($)	Apr. 20, 2014 Subsequent Event [Member] CNY	Mar. 31, 2014 Laifeng Fengming Manor Hotel Management [Member] USD ($)
Organization and Nature of Operations [Textual]
Percentage of expected gain (loss)	100.00%	100.00%	100.00%
Investment in hotel				$ 4,760,000	30,000,000
Additional capital	2,782,615		2,142,989
Rights transferred amount	2,700,000	17,000,000						2,950,000
Obligation for coperation agreement with Laifeng Fengming	$ 2,700,000	17,000,000				$ 2,700,000	17,000,000